Income Taxes	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 11 — Income Taxes
The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2020	2019	2018
Current	$55,243	$102,391	$42,047
Deferred	30,239	(13,950)	25,098

Income taxes	$85,482	$88,441	$67,145

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.
The Company maintained a tax receivable balance of $58,336 and $53,143 as of September 30, 2020 and 2019, respectively, which is included in Prepaid expenses and other current assets.
Deferred income taxes are comprised of the following components:

	As of September 30,
	2020	2019
Deferred tax assets:
Deferred revenue	$25,252	$30,659
Employee compensation and benefits	75,689	76,327
Intangible assets, computer software and intellectual property	18,705	11,805
Tax credits, net capital and operating loss carryforwards	142,718	153,062
Lease liabilities	71,204	—
Other	52,611	73,249

Total deferred tax assets	386,179	345,102
Valuation allowances	(69,455)	(85,533)

Total deferred tax assets, net	316,724	259,569

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(81,489)	(70,961)
Intangible assets, computer software and intellectual property	(114,772)	(104,926)
Lease assets	(69,215)	—
Other	(90,825)	(81,736)

Total deferred tax liabilities	(356,301)	(257,623)

Net deferred tax (liabilities) assets	$(39,577)	$1,946

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2020	2019	2018
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	14.7	15.6	15.9

Effective income tax rate	14.7%	15.6%	15.9%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income
.

(1)	Foreign taxes for the year ended Sep 30, 2020:
In fiscal year 2020, foreign taxes

included a total amount of releases of gross
unrecognized
tax benefits of $
47,582
relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The majority of the release was offset by decrease in tax assets and increase in tax liabilities and as a result a net benefit of $
14,971
was included within income tax expense for fiscal year 2020.

Foreign taxes in fiscal year 2020 also included a b
e
nefit of $15,438 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.
On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) to provide certain relief as a result of the
COVID-19
outbreak. Some of the key income
tax-related
provisions of the CARES Act include modification in the usage of net operating losses, interest deductions and payroll benefits. Furthermore,
o
ther governments have offered and may continue to offer support to companies who operate in those countries.
Foreign taxes in fiscal year 2020 also included a tax benefit of $4,964 resulting from tax enactments related to the
COVID-19
in certain jurisdictions.
(1)	Foreign taxes for the year ended Sep 30, 2019:
In fiscal year 2019, foreign taxes included a benefit of $26,529 that was primarily attributable to the expiration of the periods set forth in statutes of limitations and to a lesser extent from the conclusions of tax audits related to unrecognized tax benefits accumulated over several years in certain jurisdictions.
Foreign taxes in fiscal year 2019 also included a benefit of $12,650 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

(1)	Foreign taxes for the year ended Sep 30, 2018:
In fiscal year 2018, foreign taxes included a benefit of $9,564 due to conclusions of tax audits in certain jurisdictions, which resulted in an increase to the Company’s tax credits carryforwards and a reduction to the Company’s provision for gross unrecognized tax benefits. In addition, foreign taxes in fiscal year 2018 included a benefit of $18,022 that was attributable to the expiration of the periods set forth in statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions. Foreign taxes in fiscal year 2018 also included a tax expenses of $12,032 resulting from the creation of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which may not be realized based on the Company’s projections of future taxable income.
In addition, foreign taxes in fiscal year 2018 included a provisional expense of $2,321 relating to changes in tax law in the United States pursuant to SAB No. 118. The provisional expense is attributable to deemed repatriation of foreign income partially offset by a benefit resulting from the re-evaluation of the Company’s deferred tax assets and liabilities due to the expected lower blended effective U.S. federal tax rate when the assets and liabilities are expected to be utilized.
As an indirect consequence to the changes in tax law in the United States the Company no longer makes a permanently reinvest assertion relating to one of its subsidiaries, therefore, a provisional tax liability of $4,059 was recorded related to the tax implications of remitting earnings that were previously asserted as permanently reinvested.
During fiscal year 2018, as a result of funding decisions for the construction of the Company’s new campus in Israel, see also Note 2, the Company recorded a tax benefit of $28,795 related to the release of withholding and income tax reserves for unremitted earnings.

As of September 30, 2020 and 2019, the Company continues to indefinitely reinvest certain undistributed earnings of its foreign subsidiary and as a result has not recorded deferred tax liabilities in an amount of $28,795.
During fiscal year 2020, the net decrease in valuation allowances was $16,078. The valuation allowances, related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2020, the Company had tax credits, net capital and operating loss carryforwards of $829,260 of which $245,843 have expiration dates through 2040, and the remainder do not expire.
During fiscal year 2019, the net decrease in valuation

allowances was $
27,194
. The valuation allowances, related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards
related to certain of the Company’s subsidiaries. As of September 30, 2019, the Company had tax credits, net capital and operating loss carryforwards
of $
797,091
of which $
244,711
have expiration dates
through 2039
, and the remainder do not expire.
The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows
:

	Year Ended September 30,
	2020	2019	2018
Balance at beginning of fiscal year	$169,322	$187,646	$193,024
Additions based on tax positions related to the current year	23,154	19,530	20,329
Additions for tax positions of prior years	23,292	27,558	6,743
Reductions for tax positions of prior years	(15,214)	(2,578)	(10,548)
Settlements with tax authorities(1)	(29,400)	(37,672)	(3,880)
Lapse of statute of limitations	(2,968)	(25,162)	(18,022)

Balance at end of fiscal year	$168,186	$169,322	$187,646

(1)
The changes in the year ended September 30, 2020, in the balance of the Company’s gross unrecognized tax benefits that relate to settlements with tax authorities is $29,400, the majority of which was offset by income tax payments and increase in Tax Payables and Deferred Tax Liabilities.

The total amount of unrecognized tax benefits, which includes interest and penalties, was $168,186 as of September 30, 2020, and $169,322 as of September 30, 2019, all of which would affect the effective tax rate if realized.
The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2020, the Company had accrued $15,812 in income taxes payable for interest and penalties relating to unrecognized tax benefits. Total amount of interest and penalty releases, net that was recognized in the statements of income in fiscal year 2020 was $15,396. As of September 30, 2019, the Company had accrued
$31,108 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which a benefit of $4,679 was recognized in the statements of income in fiscal year 2019, net of interest and penalty reversals.
The Company is currently under tax audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore, as of September 30, 2020, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

It is reasonably possible that the amount of unrecognized tax benefits may decrease by up to $15,446 during fiscal year 2021 as a result of lapse of statutes of limitations in jurisdictions in which the Company operates
.